Share-Based Compensation (Details 3) (USD $)	12 Months Ended				0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2006 E-House Plan	Dec. 31, 2013 E-House Plan Restricted Shares:	Dec. 31, 2012 E-House Plan Restricted Shares:	Dec. 31, 2011 E-House Plan Restricted Shares:	Apr. 20, 2012 E-House Plan E-House Replacement Restricted Shares	Dec. 31, 2012 E-House Plan E-House Replacement Restricted Shares	Apr. 30, 2012 CRIC Plan Restricted Shares:	Dec. 31, 2012 CRIC Plan Restricted Shares:	Dec. 31, 2011 CRIC Plan Restricted Shares:	Apr. 20, 2012 CRIC Plan CRIC Replaced Restricted Shares	Dec. 31, 2012 CRIC Plan CRIC Replaced Restricted Shares	Aug. 31, 2011 Equity compensation arrangement with senior managers of Beijing Advertisement item	Dec. 31, 2013 Equity compensation arrangement with senior managers of Beijing Advertisement	Dec. 31, 2012 Equity compensation arrangement with senior managers of Beijing Advertisement	Dec. 31, 2011 Equity compensation arrangement with senior managers of Beijing Advertisement	Nov. 30, 2013 Leju Plan	Dec. 31, 2013 Leju Plan Restricted Shares:	Dec. 02, 2013 Leju Plan Restricted Shares:
Summary of restricted share activity
Award vesting period	3 years	3 years														3 years
Unvested at the beginning of the period (in shares)		1,630,638	919,096	1,583,035				150,000	225,000
Granted (in shares)		1,303,000	1,273,000	28,000	77,875	77,875
Converted from option (in shares)																	600,000
Vested (in shares)		(769,448)	(567,489)	(630,603)				(62,500)	(75,000)
Forfeited (in shares)		(12,506)	(71,844)	(61,336)						87,500	87,500
Replaced by E-House restricted shares								(87,500)									(600,000)
Unvested at the end of the period (in shares)		2,151,684	1,630,638	919,096					150,000								600,000
Weighted average grant-date fair value
Unvested at the beginning of the period (in dollars per share)		$ 5.32	$ 15.56	$ 15.90				$ 2.59	$ 2.59
Granted (in dollars per share)		$ 10.61	$ 3.43	$ 11.57		$ 3.47
Share price																		$ 4.55
Converted from option (in dollars per share)																	$ 2.21
Vested (in dollars per share)		$ 7.29	$ 16.08	$ 16.21				$ 2.08	$ 2.59
Forfeited (in dollars per share)		$ 14.13	$ 15.81	$ 15.96
Replaced by E-House restricted shares (in dollars per share)								$ 2.95									$ 4.60
Unvested at the end of the period (in dollars per share)		$ 7.77	$ 5.32	$ 15.56					$ 2.59								$ 2.21
Additional disclosure
Total fair value of restricted shares vested		$ 5,612,379	$ 9,127,103	$ 10,219,188				$ 130,000	$ 194,196
Total unrecognized compensation expense		14,640,782											0				1,141,286
Weighted-average period over which cost is expected to be recognized		2 years 9 months 11 days															2 years 11 months 1 day
Compensation expense		5,668,460	9,348,941	10,668,117			0	54,688	180,322				0	563,109	182,918		34,758
Equity interest granted (as a percent)												3.50%
Service period												16 months
Fair value of equity interest granted												$ 731,676
Number of senior managers in equity compensation arrangement												3